Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of federal benefit	(9.65%)	1.74%
Nondeductible expenses	0.53%	(0.85%)
Loan forgiveness	(11.53%)	0.00%
Warrant liabilities	(55.32%)	0.00%
Stock-based compensation	(25.33%)	(4.27%)
Change in state tax rates	6.07%	(5.38%)
Change in valuation allowance	73.68%	(12.34%)
True-up adjustments	(1.67%)	2.16%
Foreign rate differential	0.28%	(1.17%)
Effective Income Tax Rate Reconciliation, Percent	(1.95%)	0.89%